PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets

3.  PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Prepayments and deposits to vendors	529,791,210	644,317,439
Receivables related to Capped Call Option (Note 16)	—	264,779,132
Interest receivable	10,049,752	36,543,547
Receivables from financial institution	3,024,192	14,368,206
Prepayments for property and equipment	6,736,223	7,885,594
Employee advances	4,692,497	3,676,848
Others	6,899,277	22,249,774
Total	561,193,151	993,820,540